Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 30, 2015	Apr. 30, 2025	Apr. 30, 2016	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025
C000015273 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Wilmington New York Municipal Bond Fund — Class A (including 4.5% maximum sales load)
Accumulated Value	$ 9,551.97		$ 9,964.36	$ 9,884.03	$ 9,809.7	$ 10,316.11	$ 10,303.53	$ 10,960.61	$ 10,112.47	$ 10,394.2	$ 10,487.57	$ 10,637.48
C000015275 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Wilmington New York Municipal Bond Fund — Class I
Accumulated Value	100,000		104,575.89	103,996.76	103,476.61	108,983.74	109,123.69	116,483.43	107,750.56	111,028.7	112,308.48	114,199.02
C000015059 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Wilmington International Fund — Class I
Accumulated Value	100,000		89,300.34	100,629.41	118,025.58	113,407.59	99,481.79	144,167.75	120,951.91	124,858.81	134,967.32	153,868.13
C000015057 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Wilmington International Fund — Class A (including 5.5% maximum sales load)
Accumulated Value	9,447.71		8,425.02	9,480.22	11,108.62	10,656.44	9,340.39	13,512.78	11,308.96	11,649.07	12,558.4	14,277.96
C000015042 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Wilmington Enhanced Dividend Income Strategy Fund — Class A (including 5.5% maximum sales load)
Accumulated Value	9,449.22		9,100.07	9,953.64	10,649.59	11,146.09	10,458.45	13,058.13	13,579.34	13,808.67	15,261.27	16,463.51
C000015044 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Wilmington Enhanced Dividend Income Strategy Fund — Class I
Accumulated Value	100,000		96,578.59	105,893.01	113,562.21	119,035.69	112,090.95	140,216.78	146,173.42	149,146.66	165,056.29	178,582.59
C000015051 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Wilmington Broad Market Bond Fund — Class A (including 4.5% maximum sales load)
Accumulated Value	9,548.95		9,743.03	9,764.16	9,685.4	10,116.42	11,062.53	11,119.21	10,189.38	10,117.35	9,969.32	10,707.14
C000015053 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Wilmington Broad Market Bond Fund — Class I
Accumulated Value	100,000		102,376.47	102,924.4	102,389.77	107,348	117,800.69	118,783.21	109,250.57	108,792.12	107,610.03	115,850.85
C000107169 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Wilmington Real Asset Fund — Class I
Accumulated Value	100,000		97,111.46	99,164.11	106,415.08	108,850.28	96,732.4	124,781.58	145,574.91	124,892.08	127,320.65	138,398.25
C000107168 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Wilmington Real Asset Fund — Class A (including 5.5% maximum sales load)
Accumulated Value	9,449.77		9,157.77	9,319.02	9,981.5	10,185.93	9,030.28	11,617.07	13,515.68	11,563.37	11,763.24	12,752.3
C000107170 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Wilmington Global Alpha Equities Fund — Class A (including 5.5% maximum sales load)
Accumulated Value	9,451.7		8,744.57	9,407.99	9,917.04	10,301.08	10,036.02	11,267.41	11,046	11,433.91	12,173.86	13,219.52
C000107171 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Wilmington Global Alpha Equities Fund — Class I
Accumulated Value	99,999.99		92,778.59	100,136.74	105,774.99	110,195.64	107,651.97	121,161.03	119,090.39	123,555.27	131,865.51	143,534.04
C000107164 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Wilmington Municipal Bond Fund — Class A (including 4.5% maximum sales load)
Accumulated Value	9,551.29		9,985.9	9,921.37	9,892.93	10,438.56	10,401.49	11,134.73	10,235.52	10,533.92	10,683.97	10,890.64
C000107165 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Wilmington Municipal Bond Fund — Class I
Accumulated Value	100,000		104,810.66	104,398.76	104,364.53	110,394.48	110,283.58	118,351.01	109,077.36	112,542.12	114,340.16	116,862.75
C000107172 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Wilmington Large-Cap Strategy Fund — Class I
Accumulated Value	100,000		99,130.7	117,296.16	133,381.63	150,629.95	150,764.69	224,815.03	219,771.08	223,544.13	273,954.66	305,818.93
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Accumulated Value	10,000		10,033.69	11,842.53353	13,402.13599	15,188.61391	15,201.61536	22,723.2378299999	22,246.70881	22,651.08723	27,820.04269	31,142.45129
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,272.04	10,357.15412	10,324.09409	10,870.30061	12,048.84773	12,016.66526	10,993.78268	10,946.79525	10,786.06346	11,651.14889
Standard And Poors Intermediate Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Standard & Poor’s Intermediate Municipal Bond Index
Accumulated Value	10,000		10,502.14	10,531.27294	10,605.68691	11,251.46719	11,537.2207	12,304.60647	11,440.8231	11,851.22545	12,052.71998	12,320.63989
Standard And Poors Intermediate Term New York AMT Free Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Standard & Poor’s Intermediate Term New York AMT-Free Municipal Bond Index
Accumulated Value	10,000		10,489.09	10,494.4709	10,530.3515	11,100.24359	11,231.54837	11,908.55241	11,185.38175	11,594.08442	11,842.01232	12,065.87372
Standard And Poors Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Standard & Poor's Municipal Bond Index
Accumulated Value	10,000		10,527.9	10,526.89985	10,682.56112	11,309.63814	11,555.06859	12,412.54713	11,497.80446	11,833.37939	12,067.6448	12,265.8438
MSCI ACWI ex US Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex-US Net Index
Accumulated Value	10,000		8,872.16	9,989.448853	11,578.54041	11,204.49566	9,914.589302	14,175.5526	12,713.88302	13,101.65645	14,323.37282	16,031.53529
MSCI ACWI Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net)
Accumulated Value	10,000		9,433.71	10,861.51144	12,399.89248	13,027.59983	12,381.75657	18,045.96446	17,063.90307	17,415.64131	20,456.83026	22,878.77576
Real Asset Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Real Asset Blended Index
Accumulated Value	10,000		9,819.8793	10,337.39951	10,650.09137	11,023.72927	9,765.295725	12,842.13739	14,949.18938	12,845.83843	13,161.80752	14,241.65485
Standard And Poors Investment Grade Intermediate Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Standard & Poor’s Investment Grade Intermediate Municipal Bond Index
Accumulated Value	10,000		10,512.74	10,522.66403	10,584.7266999999	11,224.18179	11,522.4083	12,259.0013	11,381.40391	11,799.32907	11,980.15378	12,237.176
HFRX Equity Hedge Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		HFRX Equity Hedge Index
Accumulated Value	10,000		9,169.03	9,777.706888	10,460.18105	10,045.86374	9,442.681751	11,530.14547	11,981.02605	12,007.84078	12,983.23769	13,677.74093
Bloomberg Commodity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity Index
Accumulated Value	10,000		8,255.02	8,145.863871	8,798.811881	8,092.32008	6,216.512193	9,232.589847	13,251.53621	11,051.7812	11,370.90138	11,834.35658
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Accumulated Value	$ 10,000		$ 9,959.63	$ 11,607.99856	$ 12,478.9467	$ 13,609.92611	$ 12,111.06495	$ 17,673.00722	$ 17,906.0138	$ 18,123.18152	$ 20,555.31248	$ 22,312.83281